Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Preferred Shares and Common 1 shares, in Accordance with their Liquation and Distribution Preferences

As of December 31, 2018, the thresholds over which each class of enterprise incentive shares holders may participate after distributions have been made to the holders of Preferred Shares and Common 1 shares, in accordance with their liquation and distribution preferences, is as follows (in thousands, except share data):

	THRESHOLD	ENTERPRISE INCENTIVE SHARES OUTSTANDING
Enterprise.1 Incentive Shares	$99,300	564,105
Enterprise.2 Incentive Shares	$145,200	1,004,879
Enterprise.3 Incentive Shares	$165,698	390,541
Enterprise.4 Incentive Shares	$179,478	376,107
Enterprise.5 Incentive Shares	$229,950	551,346
Enterprise.6 Incentive Shares	$269,382	341,689

		3,228,667

As of December 31, 2019, the thresholds over which each class of holders of enterprise junior stock may participate after distributions have been made to the holders of Preferred Stock and common stock, in accordance with their liquation and distribution preferences, is as follows (in thousands, except share data):

	THRESHOLD	ENTERPRISE JUNIOR STOCK OUTSTANDING
Enterprise 1 Junior Stock	$54,000	564,055
Enterprise 2 Junior Stock	$99,843	1,003,919
Enterprise 3 Junior Stock	$120,341	371,441
Enterprise 4 Junior Stock	$134,121	321,699
Enterprise 5 Junior Stock	$184,593	423,429
Enterprise 6 Junior Stock	$224,025	242,308

		2,926,851

Summary of Company's Enterprise Incentive Share Activity

The following table summarizes the Company’s enterprise incentive share activity:

	NUMBER OF ENTERPRISE INCENTIVE SHARES	WEIGHTED GRANT DATE FAIR VALUE
Outstanding as of December 31, 2017	2,838,705	$7.80
Granted	603,791	7.19
Forfeited	(213,829)	8.64

Outstanding as of December 31, 2018	3,228,667	$7.63
Granted	—	—
Forfeited	(262,111)	7.72
Exchange of enterprise incentive shares for enterprise junior stock pursuant to the Reorganization	(2,966,556)	7.62

Outstanding as of December 31, 2019	—	$—

During the year ended December 31, 2019, no awards of enterprise junior stock were granted by the Company. The following table summarizes the Company’s enterprise junior stock activity:

	NUMBER OF ENTERPRISE JUNIOR STOCK	WEIGHTED AVERAGE GRANT DATE FAIR VALUE	WEIGHTED- AVERAGE CONVERSION RATIO
Exchange of enterprise incentive shares for enterprise junior stock issued as part of the Reorganization	2,966,556	$7.62	0.23
Granted	—	—	—
Forfeited	(39,705)	7.89	0.02

Outstanding as of December 31, 2019	2,926,851	$7.62	0.23

Summary of the Vested Enterprise Incentive Shares

A summary of the vested enterprise incentive shares is as follows:

NUMBER OF ENTERPRISE INCENTIVE SHARES
Vested as of December 31, 2018	2,260,882
Vested through date of Reorganization	249,367

Vested as of Reorganization	2,510,249

A summary of the vested enterprise junior stock is as follows:

NUMBER OF ENTERPRISE JUNIOR STOCK
Vested through date of Reorganization	2,510,249
Vested through December 31, 2019	86,842

Vested as of December 31, 2019	2,597,091

Schedule of Assumptions to Estimate Fair Value of Enterprise Incentive Shares Granted to Employees and Non-employees, Presented on a Weighted Average Basis

The following assumptions were used in the OPM in order to determine the fair value of enterprise incentive shares granted to employees and non-employees, presented on a weighted average basis:

YEAR ENDED DECEMBER 31,
2018
Risk-free interest rate	2.62%
Expected term (years to liquidity)	2.23
Expected volatility	70.3%
Expected dividend yield	0.0%

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2019	2,091,366	$5.05	9.9	$805
Granted	3,177,278	10.13	—	—
Exercised	(28,547)	5.05	—	—
Forfeited	(292,991)	6.03	—	—

Outstanding as of September 30, 2020	4,947,106	$8.26	9.3	$205,722

Exercisable as of September 30, 2020	469,472	$5.05	8.7	$21,029
Vested and expected to vest as of September 30, 2020	4,947,106	$8.26	9.3	$205,722

The following table summarizes the Company’s stock option activity:

	NUMBER OF SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE
			(in years)	(in thousands)
Outstanding as of December 31, 2018	—	$—	—	—
Granted	2,121,406	5.05	—	—
Exercised	—	—	—	—
Forfeited	(30,040)	5.05	—	—

Outstanding as of December 31, 2019	2,091,366	$5.05	9.9	$805

Exercisable as of December 31, 2019	25,072	$5.05	9.9	$10
Vested and expected to vest as of December 31, 2019	2,091,366	$5.05	9.9	$805

Schedule of Assumptions to Estimate Fair Value of Stock Options, Presented on a Weighted Average Basis

The following assumptions were used in determining the fair value of stock options, presented on a weighted average basis:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Risk-free interest rate	0.36%	1.09%
Expected term (in years)	5.9	6.0
Expected volatility	76.1%	74.8%
Expected dividend yield	0.0%	0.0%
Fair value per share of common stock	$40.82	$10.13

The following assumptions were used in determining the fair value of stock options granted, presented on a weighted average basis:

YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	1.66%
Expected term (in years)	6.0
Expected volatility	72.9%
Expected dividend yield	0.0%
Fair value per share of common stock	$5.05

Summary of Stock-Based Compensation Expense

Equity-based compensation expense was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$659	$201	$1,431	$716
General and administrative	1,470	167	3,164	913

	$2,129	$368	$4,595	$1,629

Enterprise incentive shares	$—	$368	$—	$1,629
Enterprise junior stock	—	—	365	—
Restricted common stock	181	—	217	—
Restricted stock units	29	—	29	—
Stock options	1,919	—	3,984	—

	$2,129	$368	$4,595	$1,629

Equity-based compensation expense was as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$1,638	$996
General and administrative	2,255	1,502

	$3,893	$2,498

Enterprise incentive shares	$3,893	$1,629
Enterprise junior stock	—	277
Stock options	—	592

	$3,893	$2,498